Fees Summary	Nov. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 542,685,000.00
Total Fee Amount	47,213.60
Total Offset Amount	0.00
Net Fee	$ 47,213.60
Offering Table N/A
Offset Table N/A	N/A